Parametric

Dividend Income Fund

May 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	588	$224,734

		$224,734

Air Freight & Logistics — 1.8%
C.H. Robinson Worldwide, Inc.	2,069	$200,735
Expeditors International of Washington, Inc.	1,883	236,674
United Parcel Service, Inc., Class B	1,215	260,739

		$698,148

Auto Components — 1.1%
BorgWarner, Inc.	4,600	$235,934
Gentex Corp.	5,669	201,250

		$437,184

Banks — 2.7%
Cullen/Frost Bankers, Inc.	1,912	$230,797
F.N.B. Corp.	15,522	208,150
Investors Bancorp, Inc.	13,720	204,154
People’s United Financial, Inc.	11,208	211,943
Umpqua Holdings Corp.	11,061	211,044

		$1,066,088

Beverages — 1.6%
Coca-Cola Co. (The)	3,810	$210,655
Keurig Dr Pepper, Inc.	5,978	220,947
PepsiCo, Inc.	1,416	209,483

		$641,085

Biotechnology — 1.0%
Amgen, Inc.	832	$197,966
Gilead Sciences, Inc.	3,128	206,792

		$404,758

Building Products — 1.1%
A.O. Smith Corp.	2,909	$206,743
Johnson Controls International PLC	3,582	238,346

		$445,089

Capital Markets — 4.7%
CME Group, Inc.	995	$217,666
Federated Hermes, Inc., Class B	6,971	221,678
Franklin Resources, Inc.	7,158	244,875
Houlihan Lokey, Inc.	3,182	238,300
Janus Henderson Group PLC	6,817	262,523

Security	Shares	Value
Moelis & Co., Class A	3,611	$193,875
Northern Trust Corp.	1,989	241,047
T. Rowe Price Group, Inc.	1,144	218,904

		$1,838,868

Chemicals — 6.0%
Air Products and Chemicals, Inc.	704	$210,961
Celanese Corp.	1,355	224,185
Corteva, Inc.	4,219	191,965
Dow, Inc.	3,289	225,033
DuPont de Nemours, Inc.	2,743	232,030
Eastman Chemical Co.	1,796	225,218
International Flavors & Fragrances, Inc.	1,438	203,721
Linde PLC	732	220,039
LyondellBasell Industries NV, Class A	1,995	224,677
NewMarket Corp.	521	178,823
Sensient Technologies Corp.	2,748	238,389

		$2,375,041

Communications Equipment — 1.1%
Cisco Systems, Inc.	4,006	$211,917
Juniper Networks, Inc.	8,018	211,114

		$423,031

Containers & Packaging — 1.8%
International Paper Co.	3,821	$241,105
Packaging Corp. of America	1,582	235,164
Sonoco Products Co.	3,146	212,418

		$688,687

Distributors — 0.6%
Genuine Parts Co.	1,815	$237,983

		$237,983

Diversified Consumer Services — 1.2%
H&R Block, Inc.	10,276	$255,050
Service Corp. International	3,939	208,846

		$463,896

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	6,668	$196,239
Verizon Communications, Inc.	3,474	196,247

		$392,486

Electric Utilities — 4.3%
ALLETE, Inc.	3,005	$207,014
Avangrid, Inc.(1)	4,202	221,361
Duke Energy Corp.	2,115	211,965
Hawaiian Electric Industries, Inc.	4,551	195,921

Security	Shares	Value
OGE Energy Corp.	6,238	$215,211
Pinnacle West Capital Corp.	2,546	215,341
Portland General Electric Co.	4,273	204,848
Southern Co. (The)	3,314	211,831

		$1,683,492

Electrical Equipment — 1.6%
Eaton Corp. PLC	1,518	$220,489
Emerson Electric Co.	2,299	219,991
Hubbell, Inc.	1,068	203,604

		$644,084

Electronic Equipment, Instruments & Components — 1.0%
Dolby Laboratories, Inc., Class A	2,058	$200,738
National Instruments Corp.	4,654	189,883

		$390,621

Energy Equipment & Services — 1.7%
Baker Hughes Co.	9,137	$222,943
Helmerich & Payne, Inc.	7,096	200,462
Schlumberger NV	7,575	237,325

		$660,730

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	580	$219,397
Walgreens Boots Alliance, Inc.	3,920	206,427
Walmart, Inc.	1,496	212,477

		$638,301

Food Products — 4.5%
Archer-Daniels-Midland Co.	3,594	$239,109
Bunge, Ltd.	2,705	234,848
General Mills, Inc.	3,315	208,381
Hormel Foods Corp.(1)	4,219	204,790
Ingredion, Inc.	2,245	213,118
Kellogg Co.	3,172	207,734
Kraft Heinz Co. (The)	5,164	225,099
Mondelez International, Inc., Class A	3,401	216,065

		$1,749,144

Gas Utilities — 3.3%
Atmos Energy Corp.	2,103	$208,554
National Fuel Gas Co.	4,000	207,560
New Jersey Resources Corp.	5,133	219,282
ONE Gas, Inc.	2,724	202,447
South Jersey Industries, Inc.(1)	9,627	256,656
Spire, Inc.	2,842	203,658

		$1,298,157

Security	Shares	Value
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	1,725	$201,221
Baxter International, Inc.	2,377	195,199
Becton, Dickinson and Co.	833	201,494
Medtronic PLC	1,723	218,115
West Pharmaceutical Services, Inc.	729	253,335

		$1,069,364

Health Care Providers & Services — 2.7%
AmerisourceBergen Corp.	1,702	$195,288
Cardinal Health, Inc.	3,332	186,825
Chemed Corp.	463	227,490
Patterson Cos., Inc.	6,617	215,317
UnitedHealth Group, Inc.	537	221,201

		$1,046,121

Health Care Technology — 0.6%
Cerner Corp.	2,819	$220,587

		$220,587

Hotels, Restaurants & Leisure — 0.5%
McDonald’s Corp.	898	$210,033

		$210,033

Household Durables — 2.9%
Garmin, Ltd.	1,670	$237,541
Leggett & Platt, Inc.	4,450	244,883
MDC Holdings, Inc.	3,667	212,503
Newell Brands, Inc.	8,064	231,356
Whirlpool Corp.	962	228,081

		$1,154,364

Household Products — 2.0%
Colgate-Palmolive Co.	2,552	$213,807
Kimberly-Clark Corp.	1,473	192,418
Procter & Gamble Co. (The)	1,492	201,196
WD-40 Co.	673	164,750

		$772,171

Industrial Conglomerates — 1.1%
3M Co.	1,081	$219,486
Honeywell International, Inc.	981	226,523

		$446,009

Insurance — 3.6%
Cincinnati Financial Corp.	2,026	$246,584
Hanover Insurance Group, Inc. (The)	1,550	216,210
MetLife, Inc.	3,534	230,982

Security	Shares	Value
Old Republic International Corp.	9,270	$243,430
Principal Financial Group, Inc.	3,473	227,100
Prudential Financial, Inc.	2,331	249,347

		$1,413,653

IT Services — 3.7%
Accenture PLC, Class A	738	$208,234
Amdocs, Ltd.	2,576	201,186
Automatic Data Processing, Inc.	1,048	205,429
International Business Machines Corp.	1,545	222,078
Jack Henry & Associates, Inc.	1,302	200,703
MAXIMUS, Inc.	2,300	213,141
Paychex, Inc.	2,004	202,685

		$1,453,456

Leisure Products — 0.5%
Hasbro, Inc.	2,052	$196,930

		$196,930

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	1,624	$224,323
Bio-Techne Corp.	526	217,675

		$441,998

Machinery — 1.7%
Cummins, Inc.	802	$206,339
Graco, Inc.	2,838	214,893
Snap-on, Inc.	935	238,070

		$659,302

Media — 0.6%
Omnicom Group, Inc.	2,789	$229,367

		$229,367

Metals & Mining — 3.7%
Newmont Corp.	3,321	$244,027
Nucor Corp.	2,691	275,935
Reliance Steel & Aluminum Co.	1,379	231,769
Royal Gold, Inc.	1,929	238,752
Southern Copper Corp.	2,946	205,454
Steel Dynamics, Inc.	4,240	264,703

		$1,460,640

Multi-Utilities — 3.2%
Ameren Corp.	2,481	$208,900
Avista Corp.	4,362	197,729
Consolidated Edison, Inc.	2,715	209,707
Dominion Energy, Inc.	2,696	205,273
MDU Resources Group, Inc.	6,527	219,699
Public Service Enterprise Group, Inc.	3,616	224,626

		$1,265,934

Security	Shares	Value
Multiline Retail — 1.1%
Dollar General Corp.	1,007	$204,381
Target Corp.	1,016	230,550

		$434,931

Oil, Gas & Consumable Fuels — 9.0%
Antero Midstream Corp.	23,392	$224,563
Cabot Oil & Gas Corp.	10,981	180,089
Chevron Corp.	1,880	195,125
ConocoPhillips	7,638	425,742
CVR Energy, Inc.	9,739	202,084
EOG Resources, Inc.	2,700	216,918
Equitrans Midstream Corp.	23,417	192,956
Exxon Mobil Corp.	3,502	204,412
HollyFrontier Corp.	5,472	177,676
Kinder Morgan, Inc.	12,788	234,532
Marathon Petroleum Corp.	3,906	241,391
ONEOK, Inc.	3,949	208,270
Phillips 66	2,397	201,875
Pioneer Natural Resources Co.	1,226	186,585
Valero Energy Corp.	2,938	236,215
Williams Cos., Inc. (The)	8,229	216,752

		$3,545,185

Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	3,161	$207,741
Eli Lilly & Co.	1,090	217,717
Johnson & Johnson	1,232	208,516
Merck & Co., Inc.	2,611	198,149
Pfizer, Inc.	5,640	218,437

		$1,050,560

Professional Services — 1.3%
ManpowerGroup, Inc.	2,038	$246,578
Robert Half International, Inc.	2,778	246,658

		$493,236

Road & Rail — 0.5%
Landstar System, Inc.	1,206	$205,623

		$205,623

Semiconductors & Semiconductor Equipment — 2.1%
Intel Corp.	3,116	$177,986
Maxim Integrated Products, Inc.	2,207	225,136
Texas Instruments, Inc.	1,104	209,561
Xilinx, Inc.	1,744	221,488

		$834,171

Security	Shares	Value
Software — 0.6%
Microsoft Corp.	905	$225,960

		$225,960

Specialty Retail — 1.6%
Best Buy Co., Inc.	1,767	$205,396
Home Depot, Inc. (The)	669	213,351
Williams-Sonoma, Inc.	1,131	191,750

		$610,497

Technology Hardware, Storage & Peripherals — 0.5%
NetApp, Inc.	2,767	$214,083

		$214,083

Textiles, Apparel & Luxury Goods — 1.5%
Hanesbrands, Inc.	9,834	$192,156
NIKE, Inc., Class B	1,519	207,283
VF Corp.	2,545	202,888

		$602,327

Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp, Inc.	17,219	$206,111

		$206,111

Tobacco — 1.1%
Altria Group, Inc.	3,850	$189,497
Philip Morris International, Inc.	2,325	224,200

		$413,697

Trading Companies & Distributors — 1.7%
Fastenal Co.	3,997	$212,001
MSC Industrial Direct Co., Inc., Class A	2,220	209,568
Watsco, Inc.	782	227,875

		$649,444

Total Common Stocks (identified cost $26,829,950)		$38,927,361

Short-Term Investments — 0.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	255,391	$255,391

Total Short-Term Investments (identified cost $255,391)		$255,391

Total Investments — 99.8% (identified cost $27,085,341)		$39,182,752

Other Assets, Less Liabilities — 0.2%		$84,904

Net Assets — 100.0%		$39,267,656

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at May 31, 2021. The aggregate market value of securities on loan at May 31, 2021 was $566,654 and the total market value of the collateral received by the Fund was $586,995, comprised of U.S. government and/or agencies securities.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2021.

The Fund did not have any open derivative instruments at May 31, 2021.

At May 31, 2021, the value of the Fund’s investment in affiliated funds was $255,391, which represents 0.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended May 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$157,374	$1,723,867	$(1,625,850)	$—	$—	$255,391	$52	255,391

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$38,927,361	*	$—	$—	$38,927,361
Short-Term Investments	—		255,391	—	255,391
Total Investments	$38,927,361		$255,391	$—	$39,182,752

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.